Risk Management and Derivative Instruments (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Gross fair value of derivative instruments by the appropriate balance sheet
Asset Derivatives, Net recorded fair value	$ 11,524	$ 22,040
Liability Derivatives, Net recorded fair value	9,578	1,822
Short-term derivative instruments [Member]
Gross fair value of derivative instruments by the appropriate balance sheet
Asset Derivatives, Gross fair value	29,393	37,412
Netting arrangements	(6,302)	(110)
Asset Derivatives, Net recorded fair value	23,091	37,302
Liability Derivatives, Gross fair value	8,937	11,418
Netting arrangements	(6,302)	(110)
Liability Derivatives, Net recorded fair value	2,635	11,308
Short-term derivative instruments [Member] | Natural gas contracts [Member]
Gross fair value of derivative instruments by the appropriate balance sheet
Asset Derivatives, Gross fair value	22,069	36,681
Liability Derivatives, Gross fair value	961	7,697
Short-term derivative instruments [Member] | Oil contracts [Member]
Gross fair value of derivative instruments by the appropriate balance sheet
Asset Derivatives, Gross fair value	6,453	277
Liability Derivatives, Gross fair value	4,483	2,730
Short-term derivative instruments [Member] | NGL contracts [Member]
Gross fair value of derivative instruments by the appropriate balance sheet
Asset Derivatives, Gross fair value	871	454
Liability Derivatives, Gross fair value	1,124
Short-term derivative instruments [Member] | Interest rate swaps [Member]
Gross fair value of derivative instruments by the appropriate balance sheet
Liability Derivatives, Gross fair value	2,369	991
Long-term derivative instruments [Member]
Gross fair value of derivative instruments by the appropriate balance sheet
Asset Derivatives, Gross fair value	39,910	24,413
Netting arrangements	(28,386)	(2,373)
Asset Derivatives, Net recorded fair value	11,524	22,040
Liability Derivatives, Gross fair value	37,964	4,195
Netting arrangements	(28,386)	(2,373)
Liability Derivatives, Net recorded fair value	9,578	1,822
Long-term derivative instruments [Member] | Natural gas contracts [Member]
Gross fair value of derivative instruments by the appropriate balance sheet
Asset Derivatives, Gross fair value	17,435	21,475
Liability Derivatives, Gross fair value	9,352	3,034
Long-term derivative instruments [Member] | Oil contracts [Member]
Gross fair value of derivative instruments by the appropriate balance sheet
Asset Derivatives, Gross fair value	22,471	2,938
Liability Derivatives, Gross fair value	25,360	263
Long-term derivative instruments [Member] | NGL contracts [Member]
Gross fair value of derivative instruments by the appropriate balance sheet
Asset Derivatives, Gross fair value	4
Liability Derivatives, Gross fair value	534
Long-term derivative instruments [Member] | Interest rate swaps [Member]
Gross fair value of derivative instruments by the appropriate balance sheet
Liability Derivatives, Gross fair value	$ 2,718	$ 898